Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.9%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	3,627	$ 4,094
International Equity Funds - 14.1%
Transamerica Emerging Markets Equity, Class I2 (B)	1,665,701	16,090,668
Transamerica Emerging Markets Equity, Class R6 (B)	108,471	1,053,249
Transamerica International Equity, Class I2 (B)	2,315,511	55,340,722
Transamerica International Focus, Class I2 (B)	2,462,089	17,899,387
Transamerica International Focus, Class R6 (B)	224,758	1,642,983
Transamerica International Small Cap Value, Class I2 (B)	289,867	5,049,490
Transamerica International Stock, Class I2 (B)	4,282,319	58,239,538
Transamerica International Stock, Class R6 (B)	61,342	834,252
		156,150,289
International Fixed Income Funds - 2.7%
Transamerica Emerging Markets Debt, Class I2 (B)	2,794,801	26,103,444
Transamerica Emerging Markets Debt, Class R6 (B)	344,048	3,223,724
		29,327,168
U.S. Equity Funds - 38.0%
Transamerica Capital Growth, Class I2 (A)(B)	1,190,928	16,339,524
Transamerica Capital Growth, Class R6 (A)(B)	58,792	806,629
Transamerica Large Cap Value, Class I2 (B)	10,981,325	174,822,695
Transamerica Large Cap Value, Class R6 (B)	64,003	1,018,922
Transamerica Mid Cap Growth, Class I2 (B)	690,147	7,936,692
Transamerica Mid Cap Growth, Class R6 (B)	66,343	761,614
Transamerica Mid Cap Value Opportunities, Class I2 (B)	621,065	6,906,247
Transamerica Mid Cap Value Opportunities, Class R6 (B)	58,100	653,625
Transamerica Small Cap Growth, Class I2 (B)	639,708	3,863,839
Transamerica Small Cap Growth, Class R6 (B)	137,044	827,745
Transamerica Small Cap Value, Class I2 (B)	866,453	4,158,976
Transamerica Small Cap Value, Class R6 (B)	173,686	847,588
Transamerica Sustainable Equity Income, Class I2 (B)	1,861,751	15,452,530
Transamerica US Growth, Class I2 (B)	5,559,645	184,635,808
Transamerica US Growth, Class R6 (B)	27,376	909,161
		419,941,595
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 42.2%
Transamerica Bond, Class I2 (B)	12,558,906	$ 101,099,193
Transamerica Bond, Class R6 (B)	886,361	7,126,342
Transamerica Core Bond, Class I2 (B)	32,766,240	280,479,012
Transamerica Floating Rate, Class I2 (B)	1,187,676	10,665,334
Transamerica High Yield Bond, Class I2 (B)	77,656	639,885
Transamerica High Yield Bond, Class R6 (B)	641,114	5,282,776
Transamerica Inflation Opportunities, Class I2 (B)	3,933,829	38,669,544
Transamerica Long Credit, Class I2 (B)	2,355,489	21,976,710
Transamerica Short-Term Bond, Class I2 (B)	957	9,444
		465,948,240
U.S. Mixed Allocation Fund - 0.9%
Transamerica Energy Infrastructure, Class I2 (B)	1,167,118	10,352,340
Total Investment Companies (Cost $922,862,984)		1,081,723,726
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	9,487	475,014
Health Care Select Sector SPDR Fund (F)	12,016	1,567,247
Total Exchange-Traded Funds (Cost $2,121,123)		2,042,261

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (G), dated 07/31/2025, to be repurchased at $10,144,950 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $10,347,427.	$ 10,144,443	10,144,443
Total Repurchase Agreement (Cost $10,144,443)		10,144,443
Total Investments (Cost $935,128,550)		1,093,910,430
Net Other Assets (Liabilities) - 1.0%		11,086,047
Net Assets - 100.0%		$ 1,104,996,477
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	571	09/19/2025	$62,988,176	$63,416,688	$428,512	$—
EURO STOXX 50® Index	41	09/19/2025	2,496,720	2,498,542	1,822	—
TOPIX Index	4	09/11/2025	739,205	782,228	43,023	—
Total Futures Contracts					$473,357	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,081,719,632	$—	$—	$1,081,719,632
Exchange-Traded Funds	2,042,261	—	—	2,042,261
Repurchase Agreement	—	10,144,443	—	10,144,443
Total	$1,083,761,893	$10,144,443	$—	$1,093,906,336
Investment Companies Measured at Net Asset Value (C)				4,094
Total Investments				$1,093,910,430
Other Financial Instruments
Futures Contracts (I)	$473,357	$—	$—	$473,357
Total Other Financial Instruments	$473,357	$—	$—	$473,357
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$97,053,290	$23,436,098	$(19,500,000)	$(2,154,588)	$2,264,393	$101,099,193	12,558,906	$3,436,098	$—
Transamerica Bond, Class R6	—	15,732,484	(8,000,000)	(678,483)	72,341	7,126,342	886,361	81,714	—
Transamerica Capital Growth, Class I2	15,881,356	—	(5,500,000)	1,099,192	4,858,976	16,339,524	1,190,928	—	—
Transamerica Capital Growth, Class R6	—	1,122,461	(1,000,000)	507,485	176,683	806,629	58,792	—	—
Transamerica Core Bond, Class I2	227,115,127	68,508,894	(15,000,000)	(763,530)	618,521	280,479,012	32,766,240	8,108,894	—
Transamerica Emerging Markets Debt, Class I2	30,717,417	3,571,024	(8,000,000)	(314,110)	129,113	26,103,444	2,794,801	1,571,024	—
Transamerica Emerging Markets Debt, Class R6	—	3,322,141	—	—	(98,417)	3,223,724	344,048	39,814	—
Transamerica Emerging Markets Equity, Class I2	9,458,623	4,013,996	—	—	2,618,049	16,090,668	1,665,701	13,996	—
Transamerica Emerging Markets Equity, Class R6	—	925,975	—	—	127,274	1,053,249	108,471	—	—
Transamerica Energy Infrastructure, Class I2	8,915,014	619,057	—	—	818,269	10,352,340	1,167,118	316,626	—
Transamerica Floating Rate, Class I2	5,234,010	5,504,591	—	—	(73,267)	10,665,334	1,187,676	504,591	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$4,360	$—	$—	$—	$(266)	$4,094	3,627	$—	$—
Transamerica High Yield Bond, Class I2	8,430,557	5,340,186	(12,900,000)	(198,096)	(32,762)	639,885	77,656	340,186	—
Transamerica High Yield Bond, Class R6	—	5,471,488	—	—	(188,712)	5,282,776	641,114	61,357	—
Transamerica Inflation Opportunities, Class I2	30,287,995	8,141,656	—	—	239,893	38,669,544	3,933,829	941,656	—
Transamerica International Equity, Class I2	38,957,962	30,160,349	(21,000,000)	5,978,108	1,244,303	55,340,722	2,315,511	1,033,772	126,577
Transamerica International Focus, Class I2	18,246,510	3,090,674	(2,000,000)	(376,459)	(1,061,338)	17,899,387	2,462,089	285,158	2,805,516
Transamerica International Focus, Class R6	—	1,544,969	—	—	98,014	1,642,983	224,758	—	—
Transamerica International Small Cap Value, Class I2	3,137,241	1,178,004	—	—	734,245	5,049,490	289,867	133,699	44,305
Transamerica International Stock, Class I2	50,513,191	7,970,274	(7,000,000)	1,216,783	5,539,290	58,239,538	4,282,319	1,439,646	1,530,628
Transamerica International Stock, Class R6	—	2,360,607	(2,000,000)	336,602	137,043	834,252	61,342	—	—
Transamerica Large Cap Value, Class I2	125,218,103	49,998,744	(11,400,000)	1,024,394	9,981,454	174,822,695	10,981,325	2,004,862	1,493,882
Transamerica Large Cap Value, Class R6	—	3,958,136	(3,500,000)	462,120	98,666	1,018,922	64,003	13,244	—
Transamerica Long Credit, Class I2	26,546,665	7,061,312	(10,500,000)	(645,478)	(485,789)	21,976,710	2,355,489	1,061,034	278
Transamerica Mid Cap Growth, Class I2	5,544,578	1,428,417	—	—	963,697	7,936,692	690,147	—	228,417
Transamerica Mid Cap Growth, Class R6	—	1,480,933	(1,000,000)	168,635	112,046	761,614	66,343	—	—
Transamerica Mid Cap Value Opportunities, Class I2	2,475,466	7,228,474	(3,000,000)	64,417	137,890	6,906,247	621,065	37,597	190,877
Transamerica Mid Cap Value Opportunities, Class R6	—	1,759,701	(1,000,000)	(133,045)	26,969	653,625	58,100	—	—
Transamerica Short-Term Bond, Class I2	9,072	306	—	—	66	9,444	957	306	—
Transamerica Small Cap Growth, Class I2	4,420,934	444,227	(700,000)	(98,717)	(202,605)	3,863,839	639,708	—	444,227
Transamerica Small Cap Growth, Class R6	—	964,706	—	—	(136,961)	827,745	137,044	—	—
Transamerica Small Cap Value, Class I2	4,239,038	940,431	—	—	(1,020,493)	4,158,976	866,453	79,507	860,924
Transamerica Small Cap Value, Class R6	—	955,213	—	—	(107,625)	847,588	173,686	—	—
Transamerica Sustainable Equity Income, Class I2	13,223,962	2,561,837	—	—	(333,269)	15,452,530	1,861,751	169,297	892,540
Transamerica US Growth, Class I2	125,878,688	67,629,552	(14,500,000)	757,546	4,870,022	184,635,808	5,559,645	209,977	17,419,575
Transamerica US Growth, Class R6	—	2,271,112	(2,000,000)	510,937	127,112	909,161	27,376	—	—
Total	$851,509,159	$340,698,029	$(149,500,000)	$6,763,713	$32,252,825	$1,081,723,726	93,124,246	$21,884,055	$26,037,746
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$37,318	$4,094	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at July 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds